Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,264	$ 652
Less: accumulated depreciation	(374)	(160)
Property and equipment, net	890	492
Laboratory Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 1,191	614
Property and equipment estimated useful lives	5
Computer equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 73	$ 38
Property and equipment estimated useful lives	3